UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Jennifer Farrell, Ultimus Fund Solutions, LLC.
80 Arkay Drive, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	10/31

Date of reporting period:	10/31/24

Item 1. Reports to Stockholders.

(a)	Insert Tailored Shareholder Report

Main BuyWrite ETF

(BUYW) Cboe BZX Exchange, Inc.

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Main BuyWrite ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.mainmgtetfs.com/buyw/. You can also request this information by contacting us at 1-866-383-9778. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main BuyWrite ETF	$110	1.04%

How did the Fund perform during the reporting period?

In 2023, the Fund started paying out about a 0.50% dividend each month, for an almost 6% annualized yield for the year. The underlying equities were up roughly 20% in 2023 while the options were down, which is generally the way it works in a year of strong equity performance as covered call options partially offset the underlying stock performance. The barbell approach to the options allowed the Fund to reposition some of the covered calls during the year in response to the economic data. In Q1 2024, the underlying equities were up roughly 10% while the options lost value. This is typical during periods of strong equity performance as covered call options partially offset the underlying surging stock performance. Similar to 2023, the Fund continued the barbell approach on the covered calls, with multiple expiration dates that may provide flexibility during the year. Looking at the underlying portfolio, the Fund may benefit during the coming rate cut cycle through some exposure to Utilities, which are a rate-sensitive bond proxy sector, and through Regional Banks, where the Fund still has in-the-money calls written to provide greater volatility management. The underlying equities were up over 4% in Q2 2024 while the options lost value. Through October, the underlying positions in the BuyWrite were up over around 7% while the options lost value. We continue to maintain the barbell approach on the covered calls, with multiple expiration dates that may provide flexibility in the coming quarters, especially now that we are in the Fed’s rate cutting cycle.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Main BuyWrite ETF - NAV
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$32,154
$15,969
12/29/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

	Main BuyWrite ETF - NAV	S&P 500® Index
12/29/15	$10,000	$10,000
10/31/16	$10,025	$10,413
10/31/17	$10,824	$12,873
10/31/18	$10,720	$13,819
10/31/19	$11,241	$15,799
10/31/20	$10,570	$17,333
10/31/21	$12,835	$24,771
10/31/22	$12,595	$21,152
10/31/23	$14,364	$23,297
10/31/24	$15,969	$32,154

Average Annual Total Returns

	1 Year	5 years	Since Inception (December 29, 2015)
Main BuyWrite ETF - NAV	11.18%	7.27%	5.44%
S&P 500® Index	38.02%	15.27%	14.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$551,371,164
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$4,016,672
Portfolio Turnover	31%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
118.8%
Equity Option
-19.5%
Other Assets in Excess of Liabilities
0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
Equity Option	-19.5%
Equity	118.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	57.7%
VanEck Semiconductor ETF	14.3%
Communication Services Select Sector SPDR Fund	12.7%
Invesco Nasdaq 100 ETF	12.2%
Utilities Select Sector SPDR Fund	11.8%
Consumer Discretionary Select Sector SPDR Fund	10.1%
Consumer Discretionary Select Sector SPDR Fund	-0.3%
Consumer Discretionary Select Sector SPDR Fund	-0.5%
Invesco Nasdaq 100 ETF	-1.8%
Utilities Select Sector SPDR Fund	-1.9%

Material Fund Changes

This is a summary of certain changes since November 1, 2023 to the Fund. For more information, you may review the Fund's current prospectus dated February 28, 2024, as supplemented, or the Fund's next prospectus, which we expect to be available by February 28, 2025 or by calling 1-866-383-9778.

Effective June 28, 2024, the Fund's expense limitation was lowered from 1.20% of the Fund's average daily net assets to 0.98% of the Fund's average daily net assets.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.mainmgtetfs.com/buyw/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-BUYW

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Breslin is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$14,100
2023	$13,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$3,000
2023	$3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2024 and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Joseph Breslin, Charles Ranson and Thomas T. Sarkany.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Main BuyWrite ETF
(BUYW)

Annual Financial Statements
October 31, 2024

1-866-383-9778
www.mainmgtetfs.com

MAIN BUYWRITE ETF
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 118.8%
	EQUITY - 118.8%
758,300	Communication Services Select Sector SPDR Fund(a)	$69,793,932
282,300	Consumer Discretionary Select Sector SPDR Fund(a)	55,582,047
337,500	Invesco Nasdaq 100 ETF(a)	67,206,375
560,000	SPDR S&P 500 ETF Trust(a)	318,438,400
815,800	Utilities Select Sector SPDR Fund(a)	65,190,578
326,600	VanEck Semiconductor ETF(a),(b)	78,932,688
	TOTAL EXCHANGE-TRADED FUNDS (Cost $527,411,091)	655,144,020

	TOTAL INVESTMENTS – 118.8% (Cost $527,411,091)	$655,144,020
	CALL OPTIONS WRITTEN - (19.5)% (Premiums received - $74,831,790)	(107,775,560)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	4,002,704
	NET ASSETS - 100.0%	$551,371,164

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (19.5)%
	CALL OPTIONS WRITTEN - (19.5)%
7,583	Communication Services Select Sector SPDR Fund	12/20/2024	$79	$59,905,700	$11,033,265
1,468	Consumer Discretionary Select Sector SPDR Fund	12/20/2024	190	27,892,000	1,717,560
1,355	Consumer Discretionary Select Sector SPDR Fund	06/20/2025	190	25,745,000	2,777,750
3,375	Invesco Nasdaq 100 ETF	12/20/2024	172	58,050,000	10,023,750
3,009	SPDR S&P 500 ETF Trust	12/20/2024	460	138,414,000	34,328,176
2,591	SPDR S&P 500 ETF Trust	06/20/2025	500	129,550,000	23,743,924
8,158	Utilities Select Sector SPDR Fund	06/20/2025	69	56,290,200	10,605,400
3,266	VanEck Semiconductor ETF	06/20/2025	220	71,852,000	13,545,735
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $74,831,790)				107,775,560

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of October 31, 2024, the fair value of the securities held as collateral was $655,144,020.

(b)	Non-income producing security.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

MAIN BUYWRITE ETF
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024

ASSETS
Investment securities:
At cost	$527,411,091
At value	$655,144,020
Cash and cash equivalents	4,200,976
Receivable for fund shares sold	2,214,744
Receivable for securities sold	641,304
Dividends and interest receivable	77,017
Prepaid expenses and other assets	24,268
TOTAL ASSETS	662,302,329

LIABILITIES
Options written at fair value (Premiums Received $74,831,790)	107,775,560
Payable for securities purchased	2,196,398
Payable for fund shares redeemed	415,152
Investment advisory fees payable	404,008
Payable to related parties	50,444
Other accrued expenses and other liabilities	89,603
TOTAL LIABILITIES	110,931,165
NET ASSETS	$551,371,164

NET ASSETS CONSIST OF:
Paid in capital	$522,702,475
Distributable earnings	28,668,689
NET ASSETS	$551,371,164

NET ASSET VALUE PER SHARE:
Net Assets	$551,371,164
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	39,843,563
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.84

See accompanying notes to financial statements.

MAIN BUYWRITE ETF
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2024

INVESTMENT INCOME
Dividends	$6,479,250
Interest	629,831
TOTAL INVESTMENT INCOME	7,109,081

EXPENSES
Investment advisory fees	4,155,749
Administrative services fees	247,174
Professional fees	36,455
Printing and postage expenses	69,732
Custodian fees	25,362
Transfer agent fees	27,516
Compliance Officer fees	24,435
Accounting services fees	15,013
Insurance expense	5,800
Trustees fees and expenses	17,336
Other expenses	59,793
TOTAL EXPENSES	4,684,365

Less: Fees waived by the Adviser	(139,077)

NET EXPENSES	4,545,288

NET INVESTMENT INCOME	2,563,793

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, IN-KIND REDEMPTIONS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	3,742,949
In-kind redemptions	38,406,543
Options written	(60,956,644)
(18,807,152)
Net change in unrealized appreciation (depreciation) on:
Investments	110,650,460
Options written	(49,501,581)
61,148,879
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, IN-KIND REDEMPTIONS AND OPTIONS WRITTEN	42,341,727

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,905,520

See accompanying notes to financial statements.

MAIN BUYWRITE ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2024	October 31, 2023
FROM OPERATIONS:
Net investment income	$2,563,793	$1,003,583
Net realized gain (loss) from investments, in-kind redemptions and options written	(18,807,152)	479,776
Net change in unrealized appreciation of investments and options written	61,148,879	23,269,162
Net increase in net assets resulting from operations	44,905,520	24,752,521

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions paid	(26,556,462)	(11,407,075)
Return of capital	—	(1,545,990)
Decrease in net assets resulting from distributions to shareholders	(26,556,462)	(12,953,065)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	436,808,157	275,294,263
Payments for shares redeemed	(223,389,464)	(118,951,853)
Net increase in net assets resulting from shares of beneficial interest	213,418,693	156,342,410

TOTAL INCREASE IN NET ASSETS	231,767,751	168,141,866

NET ASSETS
Beginning of Year	319,603,413	151,461,547
End of Year	$551,371,164	$319,603,413

SHARE ACTIVITY
Shares Sold	32,150,000	21,060,000
Shares Redeemed	(16,490,000)	(9,240,000)
Net increase in shares of beneficial interest outstanding	15,660,000	11,820,000

See accompanying notes to financial statements.

MAIN BUYWRITE ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	For the	For the		For the	For the		For the		For the
	Year Ended	Year Ended		Year Ended	Period* Ended		Year Ended		Year Ended
	October 31, 2024	October 31, 2023		October 31, 2022	October 31, 2021		November 30, 2020		November 30, 2019
Net asset value, beginning of year/period	$13.22	$12.25		$12.49	$11.26		$11.15		$11.00
Income from investment operations:
Net investment income (1,8)	0.08	0.06		0.02	0.00	(2)	0.10		0.05
Net realized and unrealized gain (loss) on investments and options written	1.36	1.64		(0.25)	1.26		0.10	(3)	0.16
Total from investment operations	1.44	1.70		(0.23)	1.26		0.20		0.21
Less distributions from:
Net investment income	(0.82)	(0.66)		(0.01)	(0.03)		(0.09)		(0.05)
Return of capital	—	(0.07)		—	—		(0.00	) (2)	(0.01)
Total distributions	(0.82)	(0.73)		(0.01)	(0.03)		(0.09)		(0.06)
Paid-in-Capital From Redemption Fees	—	—		—	—		0.00	(2)	0.00 (2)
Net asset value, end of year/period	$13.84	$13.22		$12.25	$12.49		$11.26		$11.15
Market price, end of year/period ^	$13.87	$13.24		$12.26
Total return (4)	11.18%	14.04%		(1.87)%	11.21	% (5)	1.84%		1.97%
Net assets, at end of year/period (000s)	$551,371	$319,603		$151,462	$126,197		$57,183		$77,342
Ratio of gross expenses to average net assets before waiver/recapture (6,8)	1.07%	1.13%		1.35%	1.38	% (7)	1.48%		1.39%
Ratio of net expenses to average net assets after waiver/recapture (8)	1.04%	1.13	% (10)	1.20%	1.20	% (7)	1.20%		1.20%
Ratio of net investment income to average net assets (9)	0.59%	0.44	% (10)	0.16%	0.02	% (7)	1.01%		0.50%
Portfolio Turnover Rate	31%	4%		63%	48	% (5)	95%		51%

*	Represents the period December 1, 2020 to October 31, 2021.

(1)	Per share amounts calculated using the average shares method.

(2)	Amount represents less than $0.005 per share.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor/administrator.

(7)	Annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Ratios include 0.01% of waived administrator fees during the year ended October 31, 2023.

See accompanying notes to financial statements.

6

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2024

1.	ORGANIZATION

The Main BuyWrite ETF (the “Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a Trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective seeks to provide total return from current income and gains from long- term capital appreciation. Effective as of the close of business on September 9, 2022, the Fund converted from a mutual fund to an ETF, pursuant to an Agreement and Plan of Reorganization. The reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares). The costs of the reorganization were borne by the Adviser. The reorganization did not result in a material change to the investment portfolio. The predecessor fund offered Class I shares and commenced operations on December 29, 2015. The Fund is a “fund of funds” in that the Fund will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Equity options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, having 60 days or less remaining until maturity at time of purchase, may be valued at amortized cost which approximates value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset value per share (“NAV”) as reported by such investment companies. Exchange Traded Funds (“ETFs”) are valued at the last reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share which is different than the NAV. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Designee”) .. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process. Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2024 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$655,144,020	$—	$—	$655,144,020
Total	$655,144,020	$—	$—	$655,144,020
Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$—	$107,775,560	$—	$107,775,560
Total	$—	$107,775,560	$—	$107,775,560

The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Securities held as collateral for options is reported on the Schedule of Investments.

“BuyWrite” is an investment strategy of writing (selling) call options on a security owned by the Fund to generate additional returns from the option premium. The Fund also seeks returns by writing (selling) secured put options. A “put option” is an option contract that gives the owner the right to sell the underlying security at a specified price (the strike price) until its expiration at a fixed date in the future. The Fund seeks to achieve risk -adjusted returns through targeted allocations by analyzing interest and currency rates, inflation trends, economic growth forecasts

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

and other global and capital market fundamentals. The Fund’s option strategy may also have the benefit of reducing the volatility of the Fund’s portfolio in comparison to that of broad equity market indexes.

Written call and put options may limit the Fund’s participation in equity market gains and may magnify the losses if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund will incur a loss as a result of a written option (also known as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. Call options involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

Derivatives Risk – The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events; changes in interest rates, inflation and deflation; and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

Leverage and Volatility Risk: Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including options, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Federal Income Tax – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax, or expected to be taken in the Fund’s October 31, 2024 year-end tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution and include demand deposits and short-term, liquid investments with an original maturity of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate- related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

3.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $522,346,578 and $154,440,879 respectively.

For the year ended October 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $220,159,667 respectively.

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Main Management Fund Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio, and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. For the year ended October 31, 2024, the Fund incurred $4,155,749 in advisory fees.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least June 28, 2025, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.98% of the Fund’s average daily net assets; subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limitations in place at the time of waiver and the expense limitation in place at the time of recapture. The expense limit arrangement may not be terminated during this time period without prior approval of the Board of Trustees on 60 days’ written notice to the Adviser. Effective June 28, 2024 the Fund’s expense limitation was lowered from 1.20% of the Fund’s average daily net assets. During the year ended October 31, 2024, the total amount of advisory fees waived was $139,077 which are subject to recapture until October 31, 2027.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Fund shares. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of the Fund’s shares for such distribution and shareholder service activities. As of October 31, 2024, the Plan has not been activated.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of Ultimus Fund Solutions, LLC.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund as shown in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund which are included in the compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in the printing and postage expense in the Statements of Operations.

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative transactions on the Fund’s Statement of Assets and Liabilities as of October 31, 2024.

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Options Written at fair value	$107,775,560

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the year ended October 31, 2024.

		Net Change in Unrealized
	Realized Loss	Depreciation
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity Contract/Equity Price Risk	$(60,956,644)	$(49,501,581)

The average notional value of derivative instruments outstanding during the year ended October 31, 2024, was $478,537,450.

As of October 31, 2024, portfolio securities valued at $655,144,020 were held in escrow as coverage for call options written by the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At October 31, 2024, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	(Depreciation)	(Depreciation)
$453,605,762	$130,285,925	$(36,523,227)	$93,762,698

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended October 31, 2024 and October 31, 2023 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2024	October 31, 2023
Ordinary Income	$26,556,462	$11,407,075
Long-Term Capital Gain	—	—
Return of Capital	—	1,545,990
	$26,556,462	$12,953,065

As of October 31, 2024, the components of distributable earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$—	$(55,109,329)	$(9,984,680)	$93,762,698	$28,668,689

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

The difference between book basis and tax basis accumulated net realized gain/(loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of wash sales and straddles. In addition, the amount listed under other book/tax differences for the Fund is primarily attributable to the tax deferral of losses on straddles.

At October 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$55,109,329	$—	$55,109,329	$—

Permanent book and tax differences, primarily attributable to distributions in excess and tax adjustments for realized gains (losses) on in-kind redemptions, resulted in reclassifications for the Fund for the fiscal year ended October 31, 2024 as follows:

Paid
In	Distributable
Capital	Earnings
$11,393,864	$(11,393,864)

8.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund’s shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund is disclosed in the Statements of Changes in Net Assets.

For the year ended October 31, 2024, the fixed and variable fees were as follows:

Fixed Fees	Variable Fees
$38,000	$—

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a significant portion of its assets in the SPDR S&P 500 ETF Trust (“SPDR ETF”) . The Fund may redeem its investment from SPDR ETF at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the SPDR ETF. The financial statements of the SPDR ETF, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of October 31, 2024, the percentage of the Fund’s net assets invested in the SPDR ETF was 57.7%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. On November 21, 2024, and December 19, 2024 the Fund made income distributions of $0.0699 and $0.0700 per share, respectively. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Main BuyWrite ETF and
Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Main BuyWrite ETF (the “Fund”), a series of Northern Lights Fund Trust IV, as of October 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Main BuyWrite ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For years ended October 31, 2024, 2023 and 2022, for the period from December 1, 2020 to October 31, 2021, and for the years ended November 30, 2020, and 2019

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies with a related advisor since 2015.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 27, 2024

MAIN BUYWRITE ETF
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2024

Renewal of the Investment Advisory Agreement with Main Management Fund Advisors, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on July 26, 2024 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “MMFA Advisory Agreement”) between Main Management Fund Advisors, LLC (“MMFA”) and the Trust, with respect to Main BuyWrite ETF (“Main BWE”). In considering the renewal of the MMFA Advisory Agreement, the Board received materials specifically relating to the MMFA Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the MMFA Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the MMFA Advisory Agreement on behalf of Main BWE and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the MMFA Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the responsibilities and business experience of the key professionals at MMFA that were providing advisory services to the Main BWE and noted that each had extensive experience in the industry as well as the firm. The Board discussed the investment advisory services of MMFA, which included research, analysis, compliance and operation services. The Board acknowledged that MMFA had an investment committee to execute decisions based on internal and external research and trading information. The Board noted that MMFA engaged outside compliance counsel to assist the internal chief compliance officer in providing ongoing compliance and oversight. The Board reviewed MMFA’s procedures for monitoring compliance maintaining cybersecurity protocols and resiliency, noting that MMFA has not reported any compliance issues nor any cybersecurity incidents in the past year. The Board further noted that there have been no SEC or regulatory examinations or investigations nor any material litigation or administrative actions reported. The Board concluded that it could expect MMFA to continue providing high quality services to Main BWE and its shareholders.

Performance. Board discussed that Main BWE underperformed its peer group and Morningstar category medians, as well as its benchmark, HFRI Equity Hedged Index, for the 1-year period ended April 30, 2024 and since inception period with net returns of 7.80% and 5.20%, respectively. The Board observed that Main BWE was in the first percentile among its peer group and Morningstar category with respect to its standard deviation across all periods. The Board observed that Main BWE trailed its benchmark and outperformed its peer group median and Morningstar category median for the 5-year period ended April 30, 2024 with net returns of 6.58% and underperformed its benchmark, Morningstar category median and peer group medians with net returns of 5.20% for the since inception period. The Board acknowledged MMFA’s explanation that the underperformance was due to the rise of yields and the momentum- driven market. The Board reviewed MMFA’s approach regarding covered calls, which presented flexibility during the year. The Board concluded that Main BWE’s performance was acceptable.

Fees and Expenses. The Board noted that Main BWE’s advisory fee of 0.95% was higher than the peer group and Morningstar category averages but on par with the Morningstar category median. The Board observed that Main BWE’s net expense ratio of 1.13% was higher than the peer group and Morningstar category averages but lower than the 1.22% highs of each. The Board acknowledged MMFA’s assertion that the active nature of options writing and increased costs associated with trading options and associated operational tasks resulted in high fees. The Board noted MMFA’s intent to enter into an expense limitation agreement. The Board determined that MMFA’s advisory fee for Main BWE was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by MMFA for Main BWE. The Board observed that MMFA was earning a reasonable profit from Main BWE. The Board determined that excessive profitability was not an issue for MMFA with respect to Main BWE.

MAIN BUYWRITE ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2024

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of Main BWE. The Board noted that MMFA had indicated a willingness to evaluate the appropriateness of breakpoints at higher asset levels. The Board agreed to monitor and revisit the issue at the appropriate time.

Conclusion. Having requested such information from MMFA as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the advisory agreement with MMFA on behalf of Main BWE was in the best interests of Main BWE and its shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer
Date: 1/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer
Date: 1/3/2025

By	/s/ Sam Singh
Sam Singh
Principal Financial Officer
Date: 1/3/2025